Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

Note 14 - Income Taxes

The components of income tax expense (benefit) are summarized as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Current income tax expense:
Federal	$4,382	$1,982	$2,730
State	836	(136)	489

	5,218	1,846	3,219

Deferred income tax benefit:
Federal	(1,592)	5	(467)
State	(253)	(346)	(131)

	(1,845)	(341)	(598)

Total Income Taxes	$3,373	$1,505	$2,621

The tax effects of existing temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities are as follows:

	December 31,
	2011	2010
	(In Thousands)
Deferred income tax assets:
Allowance for loan losses	$4,822	$3,362
Depreciation	199	137
Other than temporary impairment on security	1,191	1,164
Non-accrual interest	397	41
Benefit Plans	1,530	1,829
Benefit Plan-accumulated other comprehensive loss	868	—
Valuation adjustment on loans receivable acquired	1,677	1,993
Valuation adjustment on time deposits acquired	347	200
Valuation adjustment on borrowings acquired	575	—
Net operating loss	345	—
Unrealized loss on securities available for sale	21	—
Other	318	99

	12,290	8,825
Deferred income tax liabilities:

Benefit Plan-accumulated other comprehensive income	—	3
Valuation adjustment on securities	748	1,288
Valuation adjustment on premises and equipment acquired	1,602	1,749
	2,350	3,040

Net Deferred Tax Asset	$9,940	$5,785

At December 31, 2011, the Company had a net operating loss carry forward of approximately $987,000, expiring in the year 2031 for federal tax purposes. The net operating loss carry forward was acquired in our acquisition of Allegiance Community Bank and is subject to limitations pertaining to Section 382 of the Internal Revenue Code.

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 35% in 2011 and 34% in 2010 and 2009 to income before income tax expense:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)

Federal income tax expense at statutory rate	$3,298	$5,382	$2,165
Increases (reductions) in income taxes resulting from:
State income tax (benefit), net of federal income tax effect	380	(318)	236
Merger related items	(219)	(4,066)	208
Other items, net	(86)	507	12

Effective Income Tax	$3,373	$1,505	$2,621

Effective Income Tax Rate	35.8%	9.5%	41.2%